Reconciliation of Pension and Other Postemployment Benefits (OPEB) Plan Obligations, Assets and Funded Status (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Benefit obligations
Benefit obligations, beginning of period	$ 823
Benefit obligations, end of period			$ 823
Fair value of plan assets
Fair value of plan assets, beginning of period	353
Fair value of plan assets, end of period			353
U.S. Pension
Benefit obligations
Benefit obligations, beginning of period	376
Service cost			14
Interest cost			11
Actuarial (gain)/ loss			(19)
Benefit obligations, end of period			376
Fair value of plan assets
Fair value of plan assets, beginning of period	220
Actual return on plan assets			(7)
Fair value of plan assets, end of period			220
Funded status of plans			(156)
Amounts recognized in the consolidated and combined balance sheets
Noncurrent liability			(156)
Net liability recognized at December 31			(156)
U.S. Pension | Baxter
Benefit obligations
Assumption of benefit obligations from Baxter			370
Fair value of plan assets
Assumption of plan assets from Baxter			227
International Pension
Benefit obligations
Benefit obligations, beginning of period	447	$ 166	166	$ 156
Service cost	7	1	19	6	$ 6
Interest cost	2	$ 1	5	5	5
Participant contributions			2
Actuarial (gain)/ loss			4	33
Benefit payments			(7)	(5)
Settlements			(1)	(3)
Foreign exchange and other			(24)	(26)
Benefit obligations, end of period			447	166	$ 156
Fair value of plan assets
Fair value of plan assets, beginning of period	133
Employer contributions			12	8
Participant contributions			2
Benefit payments			(7)	(5)
Settlements			(1)	(3)
Foreign exchange and other			(1)
Fair value of plan assets, end of period			133
Funded status of plans			(314)	(166)
Amounts recognized in the consolidated and combined balance sheets
Current liability			(5)	(5)
Noncurrent liability			(309)	(161)
Net liability recognized at December 31			(314)	$ (166)
International Pension | Baxter
Benefit obligations
Assumption of benefit obligations from Baxter			283
Fair value of plan assets
Assumption of plan assets from Baxter			128
OPEB
Benefit obligations
Benefit obligations, beginning of period	$ 20
Service cost			1
Actuarial (gain)/ loss			(1)
Benefit obligations, end of period			20
Fair value of plan assets
Funded status of plans			(20)
Amounts recognized in the consolidated and combined balance sheets
Noncurrent liability			(20)
Net liability recognized at December 31			(20)
OPEB | Baxter
Benefit obligations
Assumption of benefit obligations from Baxter			$ 20